Summary Prospectus dated July 1, 2015

Parametric Dividend Income Fund

Class /Ticker     Investor / EAPDX     Institutional / EIPDX

This Summary Prospectus is designed to provide investors with key fund information in a clear and concise format. Before you invest, you may want to review the Fund’s Prospectus and Statement of Additional Information, which contain more information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated July 1, 2015, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus, Statement of Additional Information, and other information about the Fund, go to http://www.eatonvance.com/ppafunddocuments, email a request to contact@eatonvance.com, call 1-800-260-0761, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund. Unless otherwise noted, page number references refer to the current Prospectus for this Fund.

Investment Objective

The Fund’s investment objective is total return and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class
Management Fees	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	n/a
Other Expenses	4.92%	4.92%
Total Annual Fund Operating Expenses	5.72%	5.47%
Expense Reimbursement(1)	(4.87)%	(4.87)%
Total Fund Operating Expenses After Expense Reimbursement	0.85%	0.60%

(1)

The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.85% for Investor Class shares and 0.60% for Institutional Class shares.  This expense reimbursement will continue through June 30, 2016.  Any amendment to or a termination of this reimbursement would require approval of the Board of Trustees.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as:  brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$87	$1,270	$2,436	$5,278
Institutional Class shares	$61	$1,198	$2,324	$5,094

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal period from March 26, 2014 (commencement of operations) through February 28, 2015, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, which primarily include common stocks of U.S. companies selected from the Russell 3000 Index (the “80% Policy”).  The Fund may lend its securities.

In managing the Fund, the portfolio managers employ a top-down, disciplined and systematic investment process that emphasizes a diversified portfolio of quality companies that have historically demonstrated high current income and lower levels of stock price volatility on a sector relative basis.  Such companies may be referred to as durable dividend payers. This rules-based strategy applies a series of durability rankings to a broad universe of U.S. equity securities. To achieve broad diversification, each industry sector generally receives an equal weight.  For the purposes of portfolio construction, the Telecommunications and Technology sectors are considered one sector.  The top-ranked securities within each sector based on the sub-adviser’s yield and volatility screening are also generally weighted equally.  The portfolio may be rebalanced on a periodic basis to maintain diversification, and is reconstituted on an annual basis.  The portfolio managers seek to manage portfolio risk by constructing a diversified portfolio of durable dividend paying companies.

Principal Risks

Equity Investing Risk.  Fund performance is sensitive to stock market volatility.  Stock prices may decline in response to adverse changes in the economy or the economic outlook;  deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; and other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline.  Although stock prices can rebound, there is no assurance that values will return to previous levels.

Smaller Company Equity Risk. The stocks of smaller companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies.  Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the loaned securities or possible loss of rights in the collateral if the borrower fails financially.

Rules-Based Management Risks.  The sub-adviser uses proprietary investment techniques and analyses in making investment decisions for the Fund, seeking to achieve its investment objective while minimizing exposure to stock-specific risk.  The strategy seeks to take advantage of certain quantitative and behavioral market characteristics identified by the sub-adviser, utilizing a rules-based durability ranking process, a systematic sector and security allocation methodology and a disciplined rebalancing model.  The Fund’s strategy has not been independently tested or validated, and there can be no assurance that it will achieve the desired results.

General Fund Investing Risks.  The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective.  It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

Performance history will be available for the Fund after the Fund has been in operation for one full calendar year.

Management

Investment Adviser.  Eaton Vance Management (“Eaton Vance”).

Investment Sub-Adviser.  Parametric Portfolio Associates LLC (“Parametric”).

Parametric Dividend Income Fund

Summary Prospectus dated July 1, 2015

Portfolio Managers

Timothy Atwill, Vice President and Head of Investment Strategy at Parametric’s Seattle Investment Center, has managed the Fund since June 2014.

Thomas Seto, Vice President and Head of Investment Management at Parametric’s Seattle Investment Center, has managed the Fund since its inception in March 2014.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business.  You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761.  The minimum initial purchase or exchange into the Fund is $1,000 for Investor Class and $50,000 for Institutional Class (waived in certain circumstances).  There is no minimum for subsequent investments.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, “financial intermediaries”), the Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

14463 7.1.15	© 2015 Eaton Vance Management

Parametric Dividend Income Fund

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Summary Prospectus dated July 1, 2015